Share-Based Compensation - Schedule of Share-based Compensation Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
SHARE-BASED COMPENSATION
Share-based compensation expenses	¥ 156,320		¥ 187,884	¥ 198,825
Processing and servicing cost
SHARE-BASED COMPENSATION
Share-based compensation expenses	5,179	$ 751	9,968	11,391
Sales and marketing expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	23,142	3,355	30,508	32,486
Research and development expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	30,386	4,406	39,413	46,116
General and administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	¥ 97,613	$ 14,153	¥ 107,995	¥ 108,832